Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest
Schedule of Noncontrolling Interest

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Net income attributable to ZTO Express (Cayman) Inc.	3,159,663	4,383,025	5,674,145
Transfers from/(to) noncontrolling interest
Increase in ZTO's paid in capital for capital contribution from noncontrolling interest shareholder	—	23,740	—
Decrease in ZTO's paid in capital for purchase shares of the Company's subsidiaries	(4,952)	—	—
Net transfers from/(to) noncontrolling interest	(4,952)	23,740	—
Change from net income attribute to ZTO and transfers from/(to) noncontrolling interest	3,154,711	4,406,765	5,674,145